SHARE-BASED AWARDS, General Disclosures (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Jan. 26, 2011 Time-Based Restricted Stock Units [Member]	Jan. 26, 2011 Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member]	Jan. 28, 2010 2007 Plan [Member]	Dec. 31, 2009 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member] Discretionary Grant Program [Member] Stock Options [Member]	Dec. 31, 2010 2007 Plan [Member] Stock Issuance Program [Member] Time-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2009 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2008 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member] Automatic Grant Program [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Time-Based Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor Plan 1998 Directors' Plan [Member] Stock Options [Member]
General disclosures [Abstract]
Number of shares of common stock initially reserved for issuance (in shares)								2,215,000
Number of shares available for grant (in shares)						2,467,198
Additional shares approved for issuance (in shares)							2,200,000
Number of separate incentive compensation programs						4
Number of programs that generally award share-based compensation						3
Minimum percentage of fair market value allowed for exercise price of stock options granted (in hundredths)									100.00%
Vesting period of awards granted (in years)				3Y	3Y				3Y	3Y	3Y	3Y	1Y	3Y	3Y	3Y	1Y	3Y
Maximum contractual term (in years)									10Y						10Y
Maximum period from date of grant that reload feature may be triggered (in years)															5Y
Description of option price under reload feature															not less than the greater of the fair market value of the Company's stock on the date of exercise or one and one-half times the original option price
Number of shares that can be purchased with option award (in shares)																		8,000
Weighted-average grant-date fair value (in dollars per share)	$ 6.59	$ 2.79	$ 7.88